BUSINESS COMBINATIONS - Acquisition of Small Footprint (Details) - USD ($)		Feb. 19, 2021	Feb. 13, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2019	Oct. 15, 2018	Aug. 20, 2018
Disclosure of contingent liabilities in business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]			$ 144,503,000		$ 69,060,000	$ 97,300,000
Closing cash payment	[1]			161,107,000	[2]	84,643,000	$ 103,978,000
Small Footprint
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired										100.00%
Total consideration paid net of cash and cash equivalents acquired									$ 7,397,000
Closing cash payment								$ 3,066,000
Payment for contingent consideration		$ 1,491,000	$ 2,140,000
Contingent consideration				$ 0		$ 1,610,000

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.